Schedule of balances in foreign currency (Details) $ in Thousands		Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Exchange rate			102.72		84.15
Current assets member
IfrsStatementLineItems [Line Items]
Foreign currency balance assets		$ 6,061,000		$ 2,989,000
Current assets member | Other receivables member
IfrsStatementLineItems [Line Items]
Amount of foreign currency			$ 1,000,000
Exchange rate	[1]		102.720
Foreign currency balance assets		103,000			$ 762,000,000
Current assets member | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency			$ 46,000,000
Exchange rate	[1]		102.720
Foreign currency balance assets			$ 4,725,000,000		(0)
Current assets member | Cash and equivalents member
IfrsStatementLineItems [Line Items]
Amount of foreign currency			$ 12,000,000
Exchange rate	[1]		102.720
Foreign currency balance assets			$ 1,233,000,000		2,159,000,000
Total assets member
IfrsStatementLineItems [Line Items]
Foreign currency balance assets		6,061,000		2,989,000
Noncurrent liabilities member
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities		(0)		12,465,000
Noncurrent liabilities member | Borrowing member
IfrsStatementLineItems [Line Items]
Amount of foreign currency			$ (0)
Exchange rate	[1]		102.720
Foreign currency balance liabilities			$ (0)		12,465,000,000
Current liabilities member
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities		12,522,000		2,809,000
Current liabilities member | Borrowing member
IfrsStatementLineItems [Line Items]
Amount of foreign currency			$ 100,000,000
Exchange rate	[1]		102.720
Foreign currency balance liabilities			$ 10,262,000,000		216,000,000
Current liabilities member | Trade payables2 member
IfrsStatementLineItems [Line Items]
Amount of foreign currency			$ 12,000,000
Exchange rate	[1]		102.720
Foreign currency balance liabilities			$ 1,233,000,000		1,451,000,000
Current liabilities member | Other payables member
IfrsStatementLineItems [Line Items]
Amount of foreign currency			$ 10,000,000
Exchange rate	[1]		102.720
Foreign currency balance liabilities			$ 1,027,000,000		$ 1,142,000,000
Total liabilities member
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities		$ 12,522,000		$ 15,274,000

[1]	The exchange rates used are the BNA exchange rates in effect as of December 31, 2021 for US Dollars (USD) and Japanese Yens (JPY).